REVENUE RECOGNITION	12 Months Ended
Dec. 31, 2017
Revenue Recognition [Abstract]
REVENUE RECOGNITION

NOTE 3—REVENUE RECOGNITION

Effect of Adopting ASC Topic 606—We estimate the cumulative effect of adopting ASU 606 due to change in method to measure project progress, as discussed in Note 1, Basis of Presentation and Significant Accounting Polices, will be as follows:

	Revenue Recognition Accounting Change as of January 1, 2018
		ASC 606 Adjustments[1]	January 1, 2018	ASC 606 Adjustments[1]	January 1, 2018
	December 31, 2017	Low		High
CONSOLIDATED BALANCE SHEETS	(In millions)
Assets
Current assets:
Contracts in progress [2]	$621	$12	$633	$20	$641

Liabilities and Equity
Current liabilities:
Advance billings on contracts	32	(2)	30	(4)	28
Income taxes payable	35	(1)	34	(1)	34

Stockholders' equity:
Accumulated deficit	(48)	15	(33)	25	(23)

[1]Represents cumulative effect adjustment of recognizing additional revenues of approximately $205 million to $220 million and associated cost of operations of approximately $190 million to $200 million.

[2]Contracts in progress at January 1, 2018 primarily represents costs and estimated earnings in excess of billings.

Contract Types—We execute our contracts using a variety of pricing methods, including fixed-price, unit-basis, cost-plus, or some combination of those methods, with fixed-price being the most prevalent. The percentage of our revenues by contract type for each of the years ended December 31 was as follows:

	2017	2016	2015
Fixed-price	97%	92%	93%
Unit-basis and other	3	8	7
	100%	100%	100%

Unapproved Change Orders—As of December 31, 2017, total unapproved change orders included in our estimates at completion aggregated approximately $107 million, of which approximately $8 million was included in backlog. As of December 31, 2016, total unapproved change orders included in our estimates at completion aggregated approximately $119 million, of which approximately $15 million was included in backlog.

Claims Revenue—The amount of revenues included in our estimates at completion (i.e., contract values) associated with claims as of December 31, 2017 and 2016 was $10 million, all in our Middle East segment. These amounts are determined based on various factors, including our analysis of the underlying contractual language and our experience in making and resolving claims. Our unconsolidated joint ventures did not include any material claims revenues in their 2017, 2016 and 2015 financial results.

None of the claims included in our estimates at completion at December 31, 2017 were the subject of any litigation proceedings. We continue to actively engage in negotiations with our customers on our outstanding claims. However, these claims may be resolved at amounts that differ from our current estimates, which could result in increases or decreases in future estimated contract profits or losses.

Loss Recognition—For all ongoing contracts, we have provided for estimated costs to complete. If a current estimate of total contract cost indicates a loss, the projected loss is recognized in full immediately and reflected in cost of operations in the Consolidated Statements of Operations. However, it is possible that current estimates could change due to unforeseen events, which could result in adjustments to overall contract costs. Variations from estimated contract performance could result in material adjustments to operating results for any fiscal quarter or year.

For loss projects, it is possible that our estimates of gross profit could increase or decrease based on changes in productivity, actual downtime and the resolution of change orders and claims with the customers. In our Consolidated Balance Sheets, the provision for estimated losses on all active uncompleted projects is included in “Advance billings on contracts.”

As of December 31, 2017 and 2016, KJO Hout, an EPCI project in our MENA segment, was in a $12 million and in an $8 million loss position, respectively. This project was substantially completed in the third quarter of 2017.

There were no material active projects as of December 31, 2017 which were in a substantial loss position.

The provision for estimated losses on all active uncompleted projects in our Consolidated Balance Sheets as of December 31, 2017 and 2016 were not material.